Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (14.0)		$ 3.5		$ 2.3
Loans
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	0.1		0.1		(0.1)
Securities Investment
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(8.6)		(4.2)		0.1
Deposits and long term debt
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(5.3)		7.7		2.2
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(0.1)		0.1
Other
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (0.1)	[1]	$ (0.2)	[1]	$ 0.1	[1]

[1]	Includes ineffectiveness recorded on foreign exchange hedges.